Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 97,934	R$ 95,053
Closing Balance		97,934
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	30,300	31,962
(Provisions)/Reversals, net	(7,653)	(2,585)
Utilisation Allowance Account For Credit Losses Financial Assetss	3,098	5,790
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	R$ (613)	1,543
Closing Balance		R$ 30,300